Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 4,082	$ 5,775
Containers, accumulated depreciation	1,322,221	1,172,355
Fixed assets, accumulated depreciation	11,525	10,788
Intangible assets, accumulated amortization	43,266	44,279
Debt, net of unamortized deferred financing costs current	5,738	3,989
Debt, net of unamortized deferred financing costs non current	$ 22,248	$ 20,045
Common shares, par value	$ 0.01	$ 0.01
Common shares, Authorized	140,000,000	140,000,000
Common shares, issued	58,032,164	57,727,220
Common shares, outstanding	57,402,164	57,097,220
Treasury shares, at cost, shares	630,000	630,000